Intangible Assets, Accumulated Amortization (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Intangible Assets
Balance at beginning of period	$ 899
Balance at end of period	987	$ 899
Licences [member]
Intangible Assets
Balance at beginning of period	899
Balance at end of period	987	899
Accumulated amortization | Licences [member]
Intangible Assets
Balance at beginning of period	(1)	0
Amortization	2	1
Balance at end of period	$ (3)	$ (1)